Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 13,395	$ 9,129
Interest-bearing demand deposits	2,246	218
Federal funds sold	2,148	591
Cash and Cash Equivalents	17,789	9,938
Time certificates of deposit	198	198
Securities available for sale	86,436	73,804
Securities held to maturity, fair value 2012 $53,486; 2011 $36,639	50,648	34,972
Loans	245,944	251,012
Less: Allowance for loan losses	(2,794)	(3,085)
Less: Deferred loan fees and costs, net	(215)	(224)
Net loans	242,935	247,703
Premises and equipment, net	8,116	7,461
Restricted investment in bank stocks	1,794	2,121
Investment in life insurance	8,250	7,399
Other assets	4,539	4,287
Total Assets	420,705	387,883
Deposits:
Non-interest bearing	40,348	35,994
Interest-bearing	324,780	294,555
Total Deposits	365,128	330,549
Short-term borrowings	2,410	2,685
Long-term debt	10,000	15,000
Junior subordinated debt	5,155	5,155
Other liabilities	3,204	3,056
Total Liabilities	385,897	356,445
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, without par value; 10,000,000 shares authorized and unissued
Common stock, $ 5 par value; 10,000,000 shares authorized; Shares issued, 2012 -1,416,018; 2011 - 1,411,526 Shares outstanding, 2012- 1,412,362; 2011 - 1,407,870	7,080	7,058
Capital in excess of par value	677	522
Retained earnings	25,802	22,652
Treasury stock, at cost 2012 - 3,656 shares; 2011 - 3,656 shares	(110)	(110)
Accumulated other comprehensive income	1,359	1,316
Total Shareholders' Equity	34,808	31,438
Total Liabilities and Shareholders' Equity	$ 420,705	$ 387,883